Restricted Deposits - Schedule of Restricted Deposits (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Restricted Deposits [Abstract]
- Current	$ 16,019,748	$ 15,773,099
Total	$ 16,019,748	$ 15,773,099